Goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Goodwill
17.	Goodwill

(CAD$ in millions)	Steelmaking Coal Operations	Quebrada Blanca	Total
January 1, 2017	$702	$412	$1,114
Changes in foreign exchange rates	—	(27)	(27)

December 31, 2017	$702	$385	$1,087
Changes in foreign exchange rates	—	34	34

December 31, 2018	$702	$419	$1,121

The results of our annual goodwill impairment analysis and key assumptions used in the analysis are outlined in Notes 8(b) and 8(c).